AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Principal Amount	Value
Corporate Bonds and Notes - 35.9%
Communications - 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.150%, 11/10/26	$1,000,000	$1,019,436
Rogers Communications, Inc. (Canada) 5.300%, 02/15/34	1,000,000	969,958
Videotron, Ltd. (Canada)
3.625%, 06/15/29[1,2]	998,000	929,066
5.125%, 04/15/27[1]	998,000	994,525

Vodafone Group PLC (United Kingdom) 7.875%, 02/15/30	44,000	49,867

Total Communications		3,962,852
Consumer, Cyclical - 5.4%
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[1]	1,041,667	1,041,071
Delta Air Lines, Inc.
7.000%, 05/01/25[1]	500,000	502,024
7.375%, 01/15/26	1,000,000	1,023,295

Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[1]	1,000,000	993,708
Ford Motor Credit Co. LLC 5.303%, 09/06/29	500,000	490,928
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[1]	2,068,333	2,086,578

Total Consumer, Cyclical		6,137,604
Consumer, Non-cyclical - 4.8%
Albertsons Cos. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.500%, 02/15/28[1]	1,000,000	1,018,572
Element Fleet Management Corp. (Canada) 6.271%, 06/26/26[1]	1,000,000	1,017,659
JBS USA LUX, S.A./JBS USA Food Co./JBS Luxembourg S.A.R.L. (Luxembourg) 6.750%, 03/15/34[1]	500,000	532,289
The Kroger Co. 5.000%, 09/15/34[2]	1,000,000	970,311
Solventum Corp. 5.450%, 03/13/31	2,000,000	2,015,702

Total Consumer, Non-cyclical		5,554,533
Energy - 5.3%
Cheniere Energy, Inc. 5.650%, 04/15/34[2]	500,000	499,837
Columbia Pipelines Holding Co. LLC 5.681%, 01/15/34[1]	2,000,000	1,977,418
Columbia Pipelines Operating Co. LLC 6.544%, 11/15/53[1,2]	500,000	523,994
	Principal Amount	Value

Enbridge, Inc. (Canada) Series NC5 (8.250% to 01/15/29 then U.S. Treasury Yield Curve CMT 5 year + 3.785%), 8.250%, 01/15/84[3,4]	$2,000,000	$2,118,028
South Bow Canadian Infrastructure Holdings, Ltd. (Canada) (7.625% to 03/01/30 then U.S. Treasury Yield Curve CMT 5 year + 3.949%), 7.625%, 03/01/55[1,3,4]	500,000	514,238
Suncor Energy, Inc. (Canada) 7.150%, 02/01/32	400,000	433,258

Total Energy		6,066,773
Financials - 11.5%
Air Lease Corp. 5.850%, 12/15/27	1,000,000	1,026,049
Bank of America Corp.
(4.376% to 04/27/27 then SOFR + 1.580%), 4.376%, 04/27/28[3,4]	3,000,000	2,970,901
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[3,4]	1,000,000	1,030,834

The Bank of Nova Scotia (Canada) (8.625% to 10/27/27 then U.S. Treasury Yield Curve CMT 5 year + 4.389%), 8.625%, 10/27/82[3,4]	1,000,000	1,054,431
Federation des Caisses Desjardins du Quebec (Canada) 5.250%, 04/26/29[1,2]	500,000	504,348
The Goldman Sachs Group, Inc. (5.851% to 04/25/34 then SOFR + 1.552%), 5.851%, 04/25/35[3,4]	2,000,000	2,044,249
Intact Financial Corp. (Canada) 5.459%, 09/22/32[1]	1,000,000	998,023
Morgan Stanley (6.296% to 10/18/27 then SOFR + 2.240%), 6.296%, 10/18/28[3,4]	1,500,000	1,554,869
Synchrony Bank 5.400%, 08/22/25	1,000,000	1,002,370
The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[3,4]	1,000,000	1,044,864

Total Financials		13,230,938
Industrials - 2.8%
Canadian Pacific Railway Co. (Canada) 7.125%, 10/15/31	600,000	666,235
GFL Environmental, Inc. (Canada) 6.750%, 01/15/31[1]	1,000,000	1,037,404
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 03/02/25[4,5,6,7]	600,000	0
8.875%, 03/03/25[1,4,5,6,7]	400,000	0

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 2.8% (continued)

TTX Co. 5.500%, 09/25/26[1]	$1,500,000	$1,519,679

Total Industrials		3,223,318
Utilities - 2.6%
Brookfield Infrastructure Finance ULC (Canada) (6.750% to 03/15/30 then U.S. Treasury Yield Curve CMT 5 year + 2.453%), 6.750%, 03/15/55[2,3,4]	998,000	1,004,233
Consolidated Edison Co. of New York, Inc. 6.150%, 11/15/52	1,000,000	1,042,371
Duke Energy Progress LLC 5.350%, 03/15/53	1,000,000	939,638

Total Utilities		2,986,242

Total Corporate Bonds and Notes (Cost $41,631,957)		41,162,260
Mortgage-Backed Securities - 1.5%
Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class C 4.586%, 02/10/49[4]	726,000	657,038
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class B 3.892%, 11/15/50[4]	506,000	455,677
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[1]	862,000	51,837
JPMBB Commercial Mortgage Securities Trust Series 2015-C33, Class C 4.633%, 12/15/48[4]	670,000	606,613

Total Mortgage-Backed Securities (Cost $2,743,203)		1,771,165
U.S. Government and Agency Obligations - 60.9%
Fannie Mae - 17.4%
FNMA,
1.500%, 12/01/50	2,354,849	1,742,400
2.000%, 03/01/52	1,543,430	1,204,106
2.140%, 10/01/29	6,966,589	6,259,586
2.260%, 01/01/30	3,200,000	2,860,498
3.000%, 03/01/45 to 06/01/52	5,334,485	4,561,661
3.500%, 12/01/31 to 01/01/32	153,208	148,398
4.000%, 09/01/31 to 06/01/42	51,253	49,250
4.500%, 08/01/52	1,216,239	1,146,838
5.000%, 02/01/53	1,184,574	1,147,227
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	463,144	381,551
Series 2011-121, Class JP 4.500%, 12/25/41	39,450	37,624
Series 2012-127, Class PA 2.750%, 11/25/42	499,320	457,140

Total Fannie Mae		19,996,279
	Principal Amount	Value

Freddie Mac - 8.9%
FHLMC,
1.500%, 11/01/50 to 12/01/50	$5,092,176	$3,771,965
3.000%, 04/01/47	736,997	641,452
4.500%, 07/01/52 to 09/01/52	3,670,459	3,458,085
5.500%, 07/01/53	585,087	579,077
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	1,574,210	1,374,429
3.500%, 10/01/42	195,450	176,202
4.000%, 10/01/41	16,552	15,328
5.000%, 07/01/35	5,492	5,457
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	58,936	59,314
Series 3626, Class AZ 5.500%, 08/15/36	37,623	38,659
Series 3792, Class SE (9.631% minus 2 times 1 month SOFR, Cap 9.860%, Floor 0.000%), 0.818%, 01/15/41[4]	18,652	10,636
Series 3872, Class BA 4.000%, 06/15/41	9,841	9,460
Series 3894, Class ZA 4.500%, 07/15/41	21,855	21,056

Total Freddie Mac		10,161,120
Ginnie Mae - 0.5%
GNMA,
Series 2004-35, Class SA (31.756% minus 6.5 times 1 month SOFR, Cap 32.500%, Floor 0.000%), 3.814%, 03/20/34[4]	5,974	6,030
Series 2009-32, Class ZE 4.500%, 05/16/39	72,353	70,975
Series 2009-35, Class DZ 4.500%, 05/20/39	80,390	78,714
Series 2009-75, Class GZ 4.500%, 09/20/39	77,471	76,419

GNMA II Pool, 6.500%, 12/20/53	382,321	389,907

Total Ginnie Mae		622,045
U.S. Treasury Obligations - 34.1%
U.S. Treasury Notes,
1.875%, 02/15/32	400	338
2.750%, 02/15/28	2,800,000	2,681,109
3.500%, 09/30/29 to 02/15/33	7,277,000	6,932,740
3.875%, 08/15/33	1,517,000	1,449,031
4.125%, 11/30/29	1,185,000	1,174,631
4.250%, 11/15/34	460,000	449,291
4.500%, 11/15/33	13,874,000	13,855,032
U.S. Treasury Bonds,
1.875%, 02/15/41	4,855,000	3,271,246
3.000%, 08/15/52	2,670,000	1,915,725
4.250%, 02/15/54	6,034,000	5,495,654
4.750%, 11/15/53	1,975,000	1,951,856

Total U.S. Treasury Obligations		39,176,653

Total U.S. Government and Agency Obligations (Cost $73,802,343)		69,956,097

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight Energy, LLC*,6 (Cost $165,688)	202	$2,939

	Principal Amount
Short-Term Investments - 1.7%
Commercial Paper - 0.5%
Enbridge, Inc., 4.660%, 02/04/25[8]	495,000	494,808
Joint Repurchase Agreements - 1.1%[9]
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $1,000,363 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $1,020,000)	$1,000,000	1,000,000
HSBC Securities USA, Inc., dated 01/31/25, due 02/03/25, 4.340% total to be received $295,566 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 03/01/33 - 01/01/55, totaling $301,368)	295,459	295,459

Total Joint Repurchase Agreements		1,295,459

	Shares	Value
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%[10]	55,508	$55,508
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%[10]	83,263	83,263

Total Other Investment Companies		138,771

Total Short-Term Investments (Cost $1,929,038)		1,929,038
Total Investments - 100.0% (Cost $120,272,229)		114,821,499
Other Assets, less Liabilities - 0.0%#		(40,986)
Net Assets - 100.0%		$114,780,513

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $16,242,433 or 14.2% of net assets.
[2]	Some of these securities, amounting to $2,477,943 or 2.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[6]	Security's value was determined by using significant unobservable inputs.
[7]	Perpetuity Bond. The date shown represents the next call date.
[8]	Represents yield to maturity at January 31, 2025.
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[10]	Yield shown represents the January 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Corp.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes
Financials	—	$13,230,938	—	$13,230,938
Consumer, Cyclical	—	6,137,604	—	6,137,604
Energy	—	6,066,773	—	6,066,773
Consumer, Non-cyclical	—	5,554,533	—	5,554,533
Communications	—	3,962,852	—	3,962,852
Industrials	—	3,223,318	$0	3,223,318
Utilities	—	2,986,242	—	2,986,242
Mortgage-Backed Securities	—	1,771,165	—	1,771,165
U.S. Government and Agency Obligations†	—	69,956,097	—	69,956,097
Common Stocks
Energy	—	—	2,939	2,939
Short-Term Investments
Commercial Paper	—	494,808	—	494,808
Joint Repurchase Agreements	—	1,295,459	—	1,295,459
Other Investment Companies	$138,771	—	—	138,771
Total Investments in Securities	$138,771	$114,679,789	$2,939	$114,821,499

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at January 31, 2025:
	Corporate Bond and Notes	Common Stock
Balance as of October 31, 2024	$0	$2,939
Accrued discounts (premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of January 31, 2025	$0	$2,939

Net change in unrealized appreciation/depreciation on investments still held at January 31, 2025	—	—

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of January 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of January 31, 2025	Valuation Technique(s)	Unobservable Input(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$2,939	Market Approach	EV/Sale Multiple	$17.98	N/A	Increase
			Comparable Peer Mark	$11.16	N/A	Increase
		Market Approach - Bid Price
Corporate Bonds and Notes	0	in open market	Discount Rate	100%	100%	Decrease
	$2,939

(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,477,943	$1,295,459	$1,287,963	$2,583,422
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	04/15/25-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.